Reporting And Accounting Policies Supplemental Cash Flow Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure Supplemental Cash Flow Information [Abstract]
Income Taxes	$ 515.0	$ 497.0	$ 389.1
Interest	$ 116.0	$ 122.3	$ 135.0